Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Supplement dated April 18, 2019 to the Fund's Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information (SAI)

Effective May 1, 2019, the Summary Prospectus, Prospectus and SAI are revised, as follows:

1.The table in the section of the Summary Prospectus and Prospectus entitled "Summary - Management of the Fund" is hereby deleted in its entirety, and the following new disclosure is hereby substituted:

Investment	Subadviser	Portfolio Managers	Title	Service Date
Manager
PGIM Investments	Jennison Associates	Blair A. Boyer	Managing Director	January 2005
LLC	LLC
		Joseph C. Esposito,	Managing Director	May 2019
CFA
		Rebecca Irwin	Managing Director	May 2019
		Warren N. Koontz,	Managing Director	September 2014
Jr., CFA
		Natasha Kuhlkin,	Managing Director	May 2019
CFA
		Kathleen A.	Managing Director	May 2019
McCarragher
		Jason T. McManus	Managing Director	November 2008
		Sheetal M. Prasad,	Managing Director	January 2016
CFA
		Eric Sartorius, CFA	Managing Director	July 2018
		Spiros "Sig" Segalas	Director, President	February 2005
& Chief Investment
Officer
		Jason M. Swiatek,	Managing Director	November 2013
CFA

2.In the section of the Prospectus entitled "How the Fund is Managed – Portfolio Managers" the existing disclosure is hereby deleted in its entirety, and the following new disclosure is hereby substituted:

Blair A. Boyer, Joseph C. Esposito, CFA, Rebecca Irwin, Warren N. Koontz, Jr., CFA, Nathasha Kuhlkin, CFA, Kathleen A. McCarragher, Jason T. McManus, Sheetal M. Prasad, CFA, Eric Sartorius, CFA, Spiros "Sig" Segalas, and Jason M. Swiatek, CFA, are the portfolio managers of the Fund. All of the Fund's portfolio managers have joint responsibility for the implementation of the Fund's investment strategy. This includes, but is not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, management of cash flows, rebalancing, and asset allocation. Mr. Boyer, Ms. Irwin, Ms. Kuhlkin, Ms. McCarragher and Mr. Segalas are primarily responsible for the growth picks in the portfolio, Mr. Koontz and Mr. Esposito are primarily responsible for the value picks in the portfolio, and Mr. Sartorius is primarily responsible for the small-cap and mid-cap picks in the portfolio. Mr. Swiatek and Ms. Prasad are responsible for the small-cap picks in the portfolio. Mr. McManus is primarily responsible for the quantitative analytics that support the team's investment process. Mr. McManus is responsible for managing the aggregate market capitalization and style exposure of the Fund.

LR1186

Blair A. Boyer is a Managing Director, Co-Head of Large Cap Growth Equity and a large cap growth equity portfolio manager. He joined Jennison in March 1993 as an international equity analyst and joined the large cap growth team as a portfolio manager in 2003. Prior to joining Jennison, he managed international equity portfolios at Arnhold and S. Bleichroeder for five years. Prior to that, he was a research analyst and then a senior portfolio manager at Verus Capital. Mr. Boyer earned a BA in economics from Bucknell University and an MBA in finance from The New York University Stern School of Business.

Joseph C. Esposito, CFA, is a Managing Director and a large cap value portfolio manager. He joined Jennison in September 2014. Mr. Esposito was previously a senior equity analyst covering the industrials, technology, health care and materials sectors at Loomis, Sayles & Company for seven years. Prior to that, he was a business systems analyst at AXA Financial. Mr. Esposito earned a BA from the College of New Jersey, an MBA in finance from Columbia Business School, and he holds the Chartered Financial Analyst (CFA) designation.

Rebecca Irwin is a Managing Director and a large cap growth equity portfolio manager and research analyst. She joined Jennison in September 2006. Prior to joining Jennison, Ms. Irwin was a health care analyst at Viking Global Investors. Prior to that, she was at UBS and Salomon Smith Barney. Ms. Irwin earned a BA in economics from Queen's University at Kingston, ON, an LLB from the University of Toronto and an LLM from Harvard Law School.

Warren N. Koontz, Jr., CFA, is a Managing Director, the Head of Value Equity, and a large cap value portfolio manager. He joined Jennison in September 2014. Prior to joining Jennison, Mr. Koontz was a portfolio manager at Loomis, Sayles & Company for nineteen years where he managed diversified and concentrated value strategies. Prior to that, he was a senior portfolio manager at Comerica Bank and also worked for three years as chief investment officer for The Jeffrey Company, a private investment firm and the Public Employees' Retirement System of Ohio. Mr. Koontz earned a BS in finance and an MBA from The Ohio State University, and he holds the Chartered Financial Analyst (CFA) designation.

Natasha Kuhlkin, CFA, is a Managing Director and a large cap growth equity portfolio manager and research analyst. She joined Jennison in May 2004. Prior to joining Jennison, Ms. Kuhlkin was an equity research analyst at Evergreen Investment Management and Palisade Capital Management. Ms. Kuhlkin earned a BS, magna cum laude, in accounting from Binghamton University and she holds the Chartered Financial Analyst (CFA) designation.

Kathleen A. McCarragher is a Managing Director, the Head of Growth Equity and a large cap growth equity portfolio manager. She joined Jennison in May 1998. Prior to joining Jennison, Ms. McCarragher spent six years with Weiss, Peck & Greer LLC where she was a Managing Director and the Director of Large Cap Growth Equities. Prior to that, Ms. McCarragher spent 10 years with State Street Research & Management. Ms. McCarragher earned a BBA, summa cum laude, in finance and economics from the University of Wisconsin-Eau Claire and an MBA from Harvard Business School.

Jason T. McManus is a Managing Director and the Head of Custom Solutions. He joined Jennison in July 1997. Mr. McManus began managing quantitative portfolios and custom solutions for clients in August 2006. From 2003 to 2006, he was part of Jennison's Applied Research team focusing on quantitative research projects and portfolio analytics. Prior to that, he was a research associate on the International Equity team. Mr. McManus earned a BS in economics and computer science from the University at Albany, State University of New York, and an MBA in quantitative finance from The New York University Stern School of Business.

Sheetal M. Prasad, CFA, is a Managing Director, mid cap growth and small cap core portfolio manager, and an equity research analyst. She joined Jennison in October 2007. Ms. Prasad was named a portfolio manager of small cap core portfolios in January 2016 and she was named a portfolio manager of mid cap portfolios in January 2017. Prior to joining Jennison, Ms. Prasad was a small and midcap health care equity research analyst at DWS Scudder Investments, a division of Deutsche Bank. She began her equity research career in 2000 as an associate at Bear, Stearns & Co. Ms. Prasad earned a BS in biology from Georgetown University and holds the Chartered Financial Analyst (CFA) designation.

Eric Sartorius, CFA, is a Managing Director, small cap core portfolio manager, and an equity research analyst. He joined Jennison in March 2013 and began co-managing small cap core portfolios in January 2017. Mr. Sartorius was previously a portfolio manager and information technology and healthcare senior research analyst on the small and mid-cap growth investment team at Allianz Global Investors. He began his investment career as a research associate covering information technology stocks at Fred Alger Management. Mr. Sartorius earned a BA in political economics from Williams College and he holds the Chartered Financial Analyst (CFA) designation.

Spiros "Sig" Segalas was one of the original founders of Jennison in 1969. He is currently President, Chief Investment Officer and a large cap growth equity portfolio manager. Mr. Segalas began his investment career as a research analyst with Bankers Trust Company in 1960 and was responsible for technology, aerospace, and conglomerate securities. In 1963, he was appointed group head of the technology group; in 1967, he was asked to manage a newly introduced commingled emerging growth fund for the bank's institutional clients. He was also appointed to the bank's investment policy group. Mr. Segalas earned a BA in economics from Princeton University, after which he served as an officer in the US Navy.

Jason M. Swiatek, CFA, is a Managing Director and a small and smid cap equity portfolio manager. He joined Jennison in August 2000 when Prudential's (now PGIM) public equity asset management capabilities were transferred to Jennison. He was named co-manager of small cap portfolios in September 2005 and co-manager of smid cap portfolios in November 2013. Mr. Swiatek joined Prudential in 1995 as a financial reviewer for the asset management group, and moved to Prudential's global growth equities team in 1996 before joining the small cap equity team in 1999. Prior to Prudential, he worked at Munistat/PFA, Inc. and the Center for Entrepreneurship. Mr. Swiatek earned a BS, summa cum laude, in finance from Canisius College and holds the Chartered Financial Analyst (CFA) designation.

3.In Part I of the SAI, the table entitled "Portfolio Managers: Information About Other Accounts" is hereby deleted in its entirety, and the following new disclosure is hereby substituted:

Portfolio	Registered Investment	Other Pooled	Other Accounts
Managers	Companies	Investment Vehicles	(Thousands)
	(Thousands)	(Thousands)
8/$9,208,651
Blair A. Boyer	2/$4,361,370	None	30/$7,046,535
Joseph C.	4/$2,078,513	1/$213,249	1/$4,882
Esposito, CFA^,*
Rebecca Irwin^,*	2/$1,775,037	1/$1,761,930	10/$1,312,235
Warren N. Koontz,
Jr., CFA^	7/$5,179,077	1/$234,234	2/$23,180
Natasha Kuhlkin,	3/$32,327,917	5/$2,712,005	16/$1,364,889
CFA^,*
Kathleen A.	15/$49,671,679	3/$2,553,582	9/$1,211,869
McCarragher^,*	2/$6,648,318

Jason T.
McManus^	2/$275,755	3/$49,676	6/$69,123
Sheetal M. Prasad,
CFA^	3/$5,488,059	5/$954,244	10/$2,041,268
Eric Sartorius,
CFA^	1/$16,920	4/$951,669	10/$2,041,268
Spiros "Sig"
Segalas^	15/$52,741,174	4/$1,017,304	2/$618,498
Jason M. Swiatek,
CFA^	2/$3,892,134	5/$1,138,639	10/$2,041,268

^Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios. *Information in the above table is as of March 31, 2019.

4.In Part I of the SAI, the table entitled "Portfolio Managers: Personal Investments and Financial Interests" is hereby deleted in its entirety, and the following new disclosure is hereby substituted:

Portfolio Managers	Investments and Other Financial Interests
in the Fund and Similar Strategies*

Blair A. Boyer	$100,001-$500,000
Joseph C. Esposito, CFA**	None
Rebecca Irwin**	None
Warren N. Koontz, Jr., CFA	None
Natasha Kuhlkin, CFA**	None
Kathleen A. McCarragher**	None
Jason T. McManus	$10,001-$50,000
Sheetal M. Prasad, CFA	None
Eric Sartorius, CFA	None
Spiros "Sig" Segalas	None
Jason M. Swiatek, CFA	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. "Other Investment Accounts" in similar strategies include other mutual funds, including Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. "Investments" include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) or other retirement plan. "Other Financial Interests" include an investment professional's notional investments in the Fund through a deferred compensation plan for Jennison employees, where such notional investments track the performance of the Fund and are subject to increase or decrease based on the annual performance of the Fund.

The dollar ranges for each Portfolio Manager's investment in the Fund are as follows: Blair A. Boyer: $100,001-$500,000;

Joseph C. Esposito: None; Rebecca Irwin: None; Warren N. Koontz, Jr., CFA: None; Natasha Kuhlkin: None; Kathleen A.

McCarragher: None; Jason T. McManus: $10,001 - $50,000; Sheetal M. Prasad: None; Eric Sartorius: None; Spiros "Sig"

Segalas: None; Jason M. Swiatek: None,.

**Information in the above table is as of February 28, 2019.